Other financial liabilities from virtual bank (Tables)	12 Months Ended
Dec. 31, 2023
Other financial liabilities from virtual bank
Schedule of other financial liabilities from virtual bank

	As at December 31,
	2022	2023
	RMB’000	RMB’000

Repurchase agreements	89,327	54,373